Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Energy Portfolio
May 31, 2026
ENE-NPRT1-0726
1.802168.122
Common Stocks - 99.6%
	Shares	Value ($)
CANADA - 7.7%
Energy - 7.7%
Energy Equipment & Services - 0.5%
CES Energy Solutions Corp	1,460,500	18,348,283
Oil, Gas & Consumable Fuels - 7.2%
Canadian Natural Resources Ltd	1,911,860	86,950,003
Cenovus Energy Inc	6,316,506	174,377,992
Imperial Oil Ltd	22,600	2,681,378
		264,009,373
TOTAL CANADA		282,357,656
FRANCE - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA (a)	287,000	8,007,382
NORWAY - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Odfjell Drilling Ltd	1,038,574	9,861,817
UNITED KINGDOM - 4.4%
Energy - 4.4%
Energy Equipment & Services - 4.4%
Subsea 7 SA	161,500	5,327,180
TechnipFMC PLC	2,264,072	154,907,806

TOTAL UNITED KINGDOM		160,234,986
UNITED STATES - 87.0%
Energy - 85.1%
Energy Equipment & Services - 15.1%
Baker Hughes Co Class A	2,231,700	142,560,996
Flowco Holdings Inc Class A	387,800	9,070,642
Halliburton Co	1,616,900	62,816,565
Kodiak Gas Services Inc	420,500	28,110,425
National Energy Services Reunited Corp (a)(b)	5,159,991	125,645,781
Select Water Solutions Inc Class A	1,059,900	19,004,007
SLB Ltd	2,616,187	142,713,001
Weatherford International PLC	234,200	24,272,488
		554,193,905
Oil, Gas & Consumable Fuels - 70.0%
Antero Resources Corp (a)	1,137,000	40,647,750
California Resources Corp (c)	229,500	13,607,055
Cheniere Energy Inc	560,412	126,014,242
Chevron Corp	2,230,165	406,915,906
ConocoPhillips	807,316	92,017,878
Diamondback Energy Inc	540,900	103,571,532
Energy Transfer LP	7,061,600	135,370,872
Expand Energy Corp	212,900	19,795,442
Exxon Mobil Corp	5,939,443	862,763,490
Kinder Morgan Inc	2,006,200	62,352,696
Marathon Petroleum Corp	756,270	188,137,288
Ovintiv Inc	1,311,000	73,468,440
Permian Resources Holdings Inc/DE Class A	3,557,400	68,408,802
Range Resources Corp (c)	904,300	35,222,485
Targa Resources Corp	483,600	123,351,852
Valero Energy Corp	596,100	145,937,202
Williams Cos Inc/The	852,800	60,881,392
		2,558,464,324
TOTAL ENERGY		3,112,658,229
Utilities - 1.9%
Independent Power and Renewable Electricity Producers - 1.9%
Vistra Corp	432,700	69,331,521
TOTAL UNITED STATES		3,181,989,750
TOTAL COMMON STOCKS (Cost $1,766,235,418)		3,642,451,591

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	3.67	13,972,259	13,975,053
Fidelity Securities Lending Cash Central Fund (d)(e)	3.67	14,681,107	14,682,575
TOTAL MONEY MARKET FUNDS (Cost $28,657,628)			28,657,628

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $1,794,893,046)	3,671,109,219
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(13,002,703)
NET ASSETS - 100.0%	3,658,106,516

Legend

(a)	Non-income producing.
(b)	Affiliated company.
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $9,371,287.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	25,083,041	234,452,021	245,560,009	105,527	-	-	13,975,053	13,972,259	0.0%
Fidelity Securities Lending Cash Central Fund	12,463,311	475,043,277	472,824,013	28,603	-	-	14,682,575	14,681,107	0.0%
Total	37,546,352	709,495,298	718,384,022	134,130	-	-	28,657,628

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
National Energy Services Reunited Corp	159,540,720	13,910,187	46,763,899	-	20,953,167	(21,994,394)	125,645,781	5,159,991
Total	159,540,720	13,910,187	46,763,899	-	20,953,167	(21,994,394)	125,645,781

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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